Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 24, 2022 USD ($) $ / shares shares	Jun. 16, 2021 shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 23, 2022 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Total future maturities				$ 555,048
Shares issued during period (in shares) | shares		30,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Value of shares issued				$ 300,000
Exercise period				30 days
Exercise price of warrant (in dollars per share) | $ / shares				$ 11.50
Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 70,000
First lien term loan
Subsequent Event [Line Items]
Total future maturities				$ 555,048		$ 779,915
Maximum debt to EBITDA ratio allowed				6.25
Subsequent Event
Subsequent Event [Line Items]
Number of outstanding warrants | shares	11,498,401
Warrant entitles the holder to purchase (in shares) | shares	1
Exercise price of warrant (in dollars per share) | $ / shares	$ 3.00
Subsequent Event | Strike Price 0.01
Subsequent Event [Line Items]
Number of outstanding warrants | shares	6,300,000
Subsequent Event | Class A common stock, $0.0001 par value
Subsequent Event [Line Items]
Exercise period	5 years
Exercise price of warrant (in dollars per share) | $ / shares	$ 0.01
Subsequent Event | Series A Preferred
Subsequent Event [Line Items]
Shares issued during period (in shares) | shares	165,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 1,000
Value of shares issued	$ 165,000
Subsequent Event | Series A Preferred | Dividends Paid In-Kind
Subsequent Event [Line Items]
Annual dividend rate	12.00%
In-kind increasing percentage	1.00%
Subsequent Event | Series A Preferred | Dividends Paid In Cash
Subsequent Event [Line Items]
Discount on dividends	1.00%
Subsequent Event | Strike Price 3.00
Subsequent Event [Line Items]
Number of outstanding warrants | shares	5,200,000
Subsequent Event | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 50,000
Subsequent Event | Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Subsequent Event | First lien term loan
Subsequent Event [Line Items]
Total future maturities					$ 555,000
Subsequent Event | 2022 First Lien Term Loan
Subsequent Event [Line Items]
Total future maturities	$ 500,000
interest in-kind interest to pay	2.00%
Premium rate	0.50%
Minimum liquidity amount	$ 30,000
Subsequent Event | 2022 First Lien Term Loan | Beginning in the second quarter of 2024
Subsequent Event [Line Items]
Maximum debt to EBITDA ratio allowed	7.00
Subsequent Event | 2022 First Lien Term Loan | In third quarter of 2024
Subsequent Event [Line Items]
Maximum debt to EBITDA ratio allowed	6.75
Subsequent Event | 2022 First Lien Term Loan | First quarter of 2025
Subsequent Event [Line Items]
Maximum debt to EBITDA ratio allowed	6.25
Subsequent Event | 2022 First Lien Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Floor rate (as a percent)	1.00%
Basis spread on variable rate (as a percent)	7.25%
RSUs
Subsequent Event [Line Items]
Awards granted in period (in shares) | shares				404,235
2021 Plan | RSUs | Subsequent Event
Subsequent Event [Line Items]
Awards granted in period (in shares) | shares			1,100,000
Award vesting period			3 years
Unrecognized compensation expense			$ 4,200